Leases (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Leases
Lease liability and right-of-use asset		$ 306
Right-of-use asset		160
Lease payments		$ 4,524	$ 4,823
Ness-Ziona, Israel
Leases
Contractual Term		5 years
Extended lease office years	2 years
Right-of-use asset	$ 596
Tel Aviv
Leases
Contractual Term	5 years
Waltham, Massachusetts, U.S
Leases
Contractual Term	7 years
Munich, Germany
Leases
Contractual Term	5 years
Alkmaar, Netherlands
Leases
Contractual Term	5 years
Goirle, Netherlands
Leases
Contractual Term	7 years
Goirle
Leases
Right-of-use asset			$ 613